PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 982
Acquisitions – Property, plant and equipment	1	$ 2	$ 6
Additions	308	320	303
Charges	243	224	226
Property, plant and equipment at end of period	1,049	982
Reconciliation of changes in property, plant and equipment
Assets	7,866	7,344	7,167
Capital expenditures relating to property, plant and equipment contracted but not yet provided	26	55
Software transferred from assets in course of construction	4
Other non-current assets transferred from assets in course of construction	12
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,538	2,413
Exchange adjustment	106	(79)
Acquisitions – Property, plant and equipment	1	2
Additions	308	320
Disposals	(191)	(118)
Transfers	(21)
Property, plant and equipment at end of period	2,741	2,538	2,413
Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,556)	(1,481)
Exchange adjustment	(72)	52
Charges	(243)	(224)
Disposals	(174)	(97)
Transfers	5
Property, plant and equipment at end of period	(1,692)	(1,556)	(1,481)
Land and buildings | Freehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	115
Property, plant and equipment at end of period	167	115
Land and buildings | Cost | Freehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	165	154
Exchange adjustment	6	(6)
Additions	1	1
Transfers	56	16
Property, plant and equipment at end of period	228	165	154
Land and buildings | Amortisation and impairment | Freehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(50)	(48)
Exchange adjustment	(3)	3
Charges	(6)	(5)
Transfers	(2)
Property, plant and equipment at end of period	(61)	(50)	(48)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	19
Property, plant and equipment at end of period	21	19
Leasehold | Leasehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	77
Property, plant and equipment at end of period	43	77
Leasehold | Cost | Leasehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	119	58
Exchange adjustment	1
Additions		1
Disposals	(27)
Transfers	(20)	60
Property, plant and equipment at end of period	73	119	58
Leasehold | Amortisation and impairment | Leasehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(42)	(35)
Charges	(7)	(7)
Disposals	(22)
Transfers	(3)
Property, plant and equipment at end of period	(30)	(42)	(35)
Instruments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	335
Property, plant and equipment at end of period	380	335
Instruments | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,116	1,042
Exchange adjustment	63	(22)
Acquisitions – Property, plant and equipment		2
Additions	176	166
Disposals	(73)	(76)
Transfers	2	4
Property, plant and equipment at end of period	1,284	1,116	1,042
Instruments | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(781)	(732)
Exchange adjustment	(45)	15
Charges	(146)	(131)
Disposals	(67)	(67)
Transfers	1
Property, plant and equipment at end of period	(904)	(781)	(732)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	351
Property, plant and equipment at end of period	365	351
Other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,023	1,003
Exchange adjustment	33	(46)
Acquisitions – Property, plant and equipment	1
Additions	28	72
Disposals	(79)	(39)
Transfers	56	33
Property, plant and equipment at end of period	1,062	1,023	1,003
Other | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(672)	(655)
Exchange adjustment	(24)	34
Charges	(84)	(81)
Disposals	(74)	(30)
Transfers	9
Property, plant and equipment at end of period	(697)	(672)	(655)
Assets in course of construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	104
Property, plant and equipment at end of period	94	104
Assets in course of construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	115	156
Exchange adjustment	3	(5)
Additions	103	80
Disposals	(12)	(3)
Transfers	(115)	(113)
Property, plant and equipment at end of period	94	115	156
Assets in course of construction | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(11)	(11)
Disposals	$ (11)
Property, plant and equipment at end of period		(11)	$ (11)
Assets under finance leases
Reconciliation of changes in property, plant and equipment
Assets		$ 5
Minimium
Reconciliation of changes in property, plant and equipment
Useful Life	3 years
Minimium | Buildings
Reconciliation of changes in property, plant and equipment
Useful Life	20 years
Maximum
Reconciliation of changes in property, plant and equipment
Useful Life	20 years
Maximum | Buildings
Reconciliation of changes in property, plant and equipment
Useful Life	50 years